CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 707,122,815	$ 618,154,016
Others financial assets	11,899,281	7,440,650
Others non-financial assets	31,143,442	29,674,705
Trade and other current receivables	506,711,173	446,486,753
Accounts receivable from related parties	15,501,990	9,040,528
Inventories	459,384,555	425,728,432
Biological assets	16,883,106	14,764,284
Current tax assets	19,668,196	28,786,247
Total current assets other than non-current assets of disposal groups classified as held for sale	1,768,314,558	1,580,075,615
Non-current assets of disposal groups classified as held for sale	2,952,282	21,607,472
Total Non-current assets of disposal groups classified as held for sale	2,952,282	21,607,472
Total current assets	1,771,266,840	1,601,683,087
Non-current assets
Others financial assets	30,060,601	29,981,745
Others non-financial assets	13,674,236	12,311,027
Trade and other non-current receivables	5,966,414	3,313,742
Accounts receivable from related parties	844,344	42,506
Investments accounted for using equity method	139,746,921	149,593,180
Intangible assets other than goodwill	244,632,721	153,123,207
Goodwill	161,583,233	127,592,056
Property, plant and equipment (net)	1,522,708,449	1,273,987,695
Investment property	12,666,980	8,121,156
Right of use assets	45,017,172	35,745,221
Deferred tax assets	41,549,079	28,451,658
Total non-current assets	2,218,450,150	1,822,263,193
Total Assets	3,989,716,990	3,423,946,280
Current liabilities
Others financial liabilities	156,202,002	107,151,600
Current lease liabilities	9,451,551	7,142,360
Trade and other current payables	514,887,185	434,974,163
Accounts payable to related parties	36,417,518	55,140,630
Other current provisions	2,461,549	2,500,727
Current tax liabilities	41,110,171	9,938,664
Provisions for employee benefits	48,467,947	38,713,293
Others non-financial liabilities	51,008,288	31,921,197
Total current liabilities	860,006,211	687,482,634
Non-current liabilities
Others financial liabilities	1,234,231,722	1,234,246,107
Non-current lease liabilities	39,782,317	34,061,739
Trade and other non-current payables	45,275	88,596
Accounts payable to related parties		536,083
Other non-current provisions	2,791,080	217,572
Deferred taxes liabilities	127,956,679	86,356,895
Provisions for employee benefits	48,032,415	39,586,368
Others non-current non-financial liabilities	4,355,981	3,987,705
Total non-current liabilities	1,457,195,469	1,399,081,065
Total Liabilities	2,317,201,680	2,086,563,699
Equity attributable to equity holders of the parent
Paid-in capital	562,693,346	562,693,346
Other reserves	(3,288,422)	(240,200,116)
Retained earnings	965,778,261	895,871,552
Total equity attributable to equity holders of the parent	1,525,183,185	1,218,364,782
Non-controlling interests	147,332,125	119,017,799
Total Shareholders' Equity	1,672,515,310	1,337,382,581
Total Liabilities and Shareholders' Equity	$ 3,989,716,990	$ 3,423,946,280